Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivables consist of the following at:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Data hosting	$1,750	$2,456
Related party receivable	-	8
Demand response service receivable	631	268
Proprietary mining Coinbase receivable	31	216
Other	244	-
	2,656	2,948
Less: Allowance for expected credit losses	(611)	-
	$2,045	$2,948

Accounts receivables consist of the following at:

(Dollars in thousands)	December 31, 2023	December 31, 2022
Data hosting	$2,456	53
Related party receivable	8	247
Demand response service receivable	268	-
Proprietary mining Coinbase receivable	216	20
Total	$2,948	$320